Inventories (Components Of Inventories) (Details) (USD $)	Oct. 31, 2013	Oct. 31, 2012
Inventory Disclosure [Abstract]
Finished goods	$ 5,569,539	$ 5,909,892
Work in process	3,617,124	3,220,423
Raw materials	8,828,072	9,106,277
Production supplies	219,544	227,427
Total	$ 18,234,279	$ 18,464,019